Truth Social American Next Frontiers ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Activities Related to Credit Intermediation - 2.0%
Coinbase Global, Inc. - Class A (a)	7	$1,583
Figure Technology Solutions, Inc. - Class A (a)	49	2,001
Terawulf, Inc. (a)	124	1,425
		5,009

Advertising, Public Relations, and Related Services - 0.8%
AppLovin Corp. - Class A (a)	3	2,021

Aerospace Product and Parts Manufacturing - 4.9%
AeroVironment, Inc. (a)	8	1,935
Ducommun, Inc. (a)	21	1,998
Firefly Aerospace, Inc. (a)	92	2,058
Hexcel Corp.	26	1,921
Rocket Lab Corp. (a)	34	2,372
Voyager Technologies, Inc. - Class A (a)	71	1,856
		12,140

All Other Telecommunications - 2.1%
AST SpaceMobile, Inc. (a)	25	1,816
Globalstar, Inc. (a)	28	1,709
Gogo, Inc. (a)	348	1,622
		5,147

Architectural, Engineering, and Related Services - 0.8%
Charles River Laboratories International, Inc. (a)	10	1,995

Business Support Services - 1.5%
Circle Internet Group, Inc. (a)	22	1,745
Hut 8 Corp. (a)	42	1,929
		3,674

Commercial and Service Industry Machinery Manufacturing - 1.0%
KLA Corp.	2	2,430

Communications Equipment Manufacturing - 3.1%
EchoStar Corp. - Class A (a)	19	2,065
Iridium Communications, Inc.	104	1,807
QUALCOMM, Inc.	11	1,882
Viasat, Inc. (a)	52	1,792
		7,546

Computer and Peripheral Equipment Manufacturing - 0.8%
Teradata Corp. (a)	62	1,887

Computer Systems Design and Related Services - 3.7%
Cleanspark, Inc. (a)	134	1,356
Elastic NV (a)	25	1,886
Oracle Corp.	9	1,754
Snowflake, Inc. (a)	9	1,975
Waystar Holding Corp. (a)	64	2,096
		9,067

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.3%
Cipher Mining, Inc. (a)	106	1,565
Core Scientific, Inc. (a)	113	1,645
Innodata, Inc. (a)	36	1,834
Riot Platforms, Inc. (a)	125	1,584
Tempus AI, Inc. (a)	26	1,535
		8,163

Electric Power Generation, Transmission and Distribution - 0.5%
NANO Nuclear Energy, Inc. (a)	54	1,297

Electrical Equipment Manufacturing - 0.8%
Rockwell Automation, Inc.	5	1,945

Electronics and Appliance Retailers - 0.6%
CoreWeave, Inc. - Class A (a)	22	1,575

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.8%
BWX Technologies, Inc.	11	1,901

Grocery and Related Product Merchant Wholesalers - 0.7%
Quantum Computing, Inc. (a)	156	1,601

Industrial Machinery Manufacturing - 0.7%
Applied Materials, Inc.	7	1,799

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.6%
MARA Holdings, Inc. (a)	164	1,473

Lessors of Real Estate - 0.8%
Uniti Group, Inc. (a)	289	2,026

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.8%
Symbotic, Inc. (a)	32	1,904

Management of Companies and Enterprises - 0.6%
Bullish (a)	42	1,591

Medical and Diagnostic Laboratories - 3.0%
Guardant Health, Inc. (a)	19	1,940
Labcorp Holdings, Inc.	7	1,756
Natera, Inc. (a)	8	1,833
Quest Diagnostics, Inc.	11	1,909
		7,438

Medical Equipment and Supplies Manufacturing - 1.6%
Intuitive Surgical, Inc. (a)	4	2,266
PROCEPT BioRobotics Corp. (a)	55	1,730
		3,996

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 12.7%
Agilent Technologies, Inc.	14	1,905
Avantor, Inc. (a)	170	1,948
Bio-Rad Laboratories, Inc. - Class A (a)	6	1,818
Bruker Corp.	42	1,979
Cognex Corp.	52	1,871
Danaher Corp.	8	1,831
Hologic, Inc. (a)	26	1,937
Illumina, Inc. (a)	14	1,836
Intuitive Machines, Inc. (a)	165	2,678
MKS, Inc.	12	1,918
Northrop Grumman Corp.	4	2,281
Onto Innovation, Inc. (a)	12	1,894
Revvity, Inc.	19	1,838
Teradyne, Inc.	10	1,936
Thermo Fisher Scientific, Inc.	3	1,738
Waters Corp. (a)	5	1,899
		31,307

Office Administrative Services - 1.6%
CorVel Corp. (a)	28	1,895
DigitalBridge Group, Inc.	132	2,025
		3,920

Other Ambulatory Health Care Services - 0.7%
Hinge Health, Inc. - Class A (a)	39	1,812

Other Electrical Equipment and Component Manufacturing - 0.8%
Novanta, Inc. (a)	16	1,904

Other Financial Investment Activities - 7.0%
Aurora Innovation, Inc. (a)	434	1,667
D-Wave Quantum, Inc. (a)	73	1,909
Evolv Technologies Holdings, Inc. (a)	289	2,069
IonQ, Inc. (a)	38	1,705
NextNav, Inc. (a)	117	1,947
NIQ Global Intelligence PLC (a)	123	2,028
Oklo, Inc. (a)	19	1,363
Planet Labs PBC (a)	151	2,978
Rigetti Computing, Inc. (a)	75	1,661
		17,327

Other General Purpose Machinery Manufacturing - 1.3%
Mettler-Toledo International, Inc. (a)	1	1,394
Xometry, Inc. - Class A (a)	32	1,903
		3,297

Other Specialty Trade Contractors - 0.7%
Centrus Energy Corp. - Class A (a)	7	1,699

Pharmaceutical and Medicine Manufacturing - 2.4%
Bio-Techne Corp.	32	1,882
Exact Sciences Corp. (a)	19	1,930
Repligen Corp. (a)	12	1,966
		5,778

Plastics Product Manufacturing - 0.7%
Entegris, Inc.	21	1,769

Professional and Commercial Equipment and Supplies Merchant Wholesalers - 0.6%
Samsara, Inc. - Class A (a)	43	1,524

Rubber Product Manufacturing - 0.8%
West Pharmaceutical Services, Inc.	7	1,926

Scientific Research and Development Services - 2.6%
IQVIA Holdings, Inc. (a)	9	2,029
Marvell Technology, Inc.	31	2,634
Medpace Holdings, Inc. (a)	3	1,685
		6,348

Semiconductor and Other Electronic Component Manufacturing - 14.6%
Advanced Micro Devices, Inc. (a)	9	1,927
Analog Devices, Inc.	7	1,898
Astera Labs, Inc. (a)	12	1,996
Broadcom, Inc.	5	1,731
GLOBALFOUNDRIES, Inc. (a)	48	1,676
Intel Corp. (a)	48	1,771
Lam Research Corp.	12	2,054
Lattice Semiconductor Corp. (a)	25	1,840
MACOM Technology Solutions Holdings, Inc. (a)	10	1,713
Microchip Technology, Inc.	29	1,848
Micron Technology, Inc.	7	1,998
Monolithic Power Systems, Inc.	1	906
NVIDIA Corp.	11	2,052
ON Semiconductor Corp. (a)	35	1,895
Ouster, Inc. (a)	76	1,645
Qorvo, Inc. (a)	22	1,859
Rambus, Inc. (a)	18	1,654
Skyworks Solutions, Inc.	28	1,776
Texas Instruments, Inc.	11	1,908
Universal Display Corp.	15	1,752
		35,899

Software Publishers - 11.7%
Appian Corp. - Class A (a)	48	1,700
Applied Digital Corp. (a)	63	1,545
BigBear.ai Holdings, Inc. (a)	296	1,598
Block, Inc. (a)	31	2,018
C3.ai, Inc. - Class A (a)	124	1,672
Cadence Design Systems, Inc. (a)	6	1,875
Confluent, Inc. - Class A (a)	65	1,966
Dynatrace, Inc. (a)	43	1,864
Grid Dynamics Holdings, Inc. (a)	194	1,752
Mobileye Global, Inc. - Class A (a)	165	1,723
MongoDB, Inc. (a)	5	2,098
Onestream, Inc. (a)	106	1,948
Palantir Technologies, Inc. - Class A (a)	10	1,777
SoundHound AI, Inc. - Class A (a)	160	1,595
Synopsys, Inc. (a)	4	1,879
UiPath, Inc. - Class A (a)	105	1,721
		28,731

Support Activities for Mining - 0.7%
Oceaneering International, Inc. (a)	72	1,730

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.6%
NuScale Power Corp. (a)	96	1,360
TOTAL COMMON STOCKS (Cost $237,689)		233,956

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Lessors of Real Estate - 3.3%
American Tower Corp.	11	1,931
Crown Castle, Inc.	22	1,955
Digital Realty Trust, Inc.	12	1,857
Equinix, Inc.	3	2,299
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,047)		8,042

TOTAL INVESTMENTS - 98.3% (Cost $245,736)		241,998
Money Market Deposit Account - 1.7% (b)		4,264
Liabilities in Excess of Other Assets - (0.0)% (c)		(1)
TOTAL NET ASSETS - 100.0%		$246,261

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Truth Social American Next Frontiers ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$233,956	$–	$–	$233,956
Real Estate Investment Trusts	8,042	–	–	8,042
Total Investments	$241,998	$–	$–	$241,998

Refer to the Schedule of Investments for further disaggregation of investment categories.